General and administrative expenses - Breakdown of General and Administrative Expenses (Detail) - EUR (€)	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure Of Detailed Information General And Administrative Expenses [Abstract]
Personnel expenses	€ (5,775,619)	€ (4,407,998)	€ (10,804,858)	€ (7,678,193)
Professional fees	(1,686,774)	(2,155,727)	(4,290,920)	(3,332,956)
Facilities, communication & office expenses	(1,389,322)	(1,466,955)	(2,740,083)	(3,147,222)
Accounting, tax and auditing fees	(743,906)	(850,599)	(1,361,229)	(2,104,685)
Travel expenses	(274,070)	(399,111)	(599,201)	(1,023,140)
Consulting fees	(28,497)	(732,951)	(76,065)	(859,476)
Other expenses	(867,001)	(1,300,726)	(2,164,751)	(2,967,238)
Total	€ (10,765,189)	€ (11,314,067)	€ (22,037,107)	€ (21,112,910)